Income Taxes, Changes in Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	$ (1,196)	$ 3,439
Credited (charged) to the statement of earnings	2,103	(1,368)
Credited (charged) to shareholders' equity	67	554
Business combinations		(4,202)
Foreign currency translation adjustment	249	381
Deferred tax assets (liability), end of year	1,223	(1,196)
Deferred Income Tax Assets [Member] | Long-Lived Assets [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	1,925	1,802
Credited (charged) to the statement of earnings	2,695	200
Credited (charged) to shareholders' equity	0	0
Business combinations		0
Foreign currency translation adjustment	(52)	(77)
Deferred tax assets (liability), end of year	4,568	1,925
Deferred Income Tax Assets [Member] | Provisions and Accruals [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	3,963	3,772
Credited (charged) to the statement of earnings	446	(250)
Credited (charged) to shareholders' equity	67	554
Business combinations		0
Foreign currency translation adjustment	15	(113)
Deferred tax assets (liability), end of year	4,491	3,963
Deferred Income Tax Assets [Member] | Deferred Revenue [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	2,716	2,890
Credited (charged) to the statement of earnings	490	(101)
Credited (charged) to shareholders' equity	0	0
Business combinations		0
Foreign currency translation adjustment	(36)	(73)
Deferred tax assets (liability), end of year	3,170	2,716
Deferred Income Tax Assets [Member] | Research and Development Expenses [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	2,524	2,731
Credited (charged) to the statement of earnings	(149)	(101)
Credited (charged) to shareholders' equity	0	0
Business combinations		0
Foreign currency translation adjustment	(45)	(106)
Deferred tax assets (liability), end of year	2,330	2,524
Deferred Income Tax Assets [Member] | Losses Carried Forward [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	5,073	4,241
Credited (charged) to the statement of earnings	(2,751)	(2,633)
Credited (charged) to shareholders' equity	0	0
Business combinations		3,687
Foreign currency translation adjustment	(176)	(222)
Deferred tax assets (liability), end of year	2,146	5,073
Deferred Income Tax Liabilities [Member] | Long-Lived Assets [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	(6,461)	(1,002)
Credited (charged) to the statement of earnings	1,710	1,903
Credited (charged) to shareholders' equity	0	0
Business combinations		(7,889)
Foreign currency translation adjustment	345	527
Deferred tax assets (liability), end of year	(4,406)	(6,461)
Deferred Income Tax Liabilities [Member] | Research and Development Tax Credits [Member]
Changes in deferred tax (liability) asset [Abstract]
Deferred tax assets (liability), beginning of year	(10,936)	(10,995)
Credited (charged) to the statement of earnings	(338)	(386)
Credited (charged) to shareholders' equity	0	0
Business combinations		0
Foreign currency translation adjustment	198	445
Deferred tax assets (liability), end of year	$ (11,076)	$ (10,936)